Warrant Liabilities (Details) - Schedule of Warrant Liabilities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CGCL Class A Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning		$ 807,139	$ 807,139
Issued during the year				845,593
Change in fair value		11,015,636	11,242,507	(38,454)
Exercised during the year
Reclassified to equity upon Capital Reorganization			(12,049,646)
Balance at ending		11,822,775		807,139
Issuance of warrants upon the Capital Reorganization
CGCL Class C Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning		11,642,006	11,642,006
Issued during the year				11,642,006
Change in fair value		37,834,481	39,707,978
Exercised during the year			(51,349,984)
Balance at ending		49,476,487		11,642,006
Issuance of warrants upon the Capital Reorganization
The Company’s Public Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,388,313
Issued during the year
Change in fair value	178,497		(2,379,964)
Exercised during the year
Balance at ending	1,566,810		1,388,313
Issuance of warrants upon the Capital Reorganization			3,768,277
The Company’s Sponsor Warrants [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	451,495
Issued during the year
Change in fair value	58,050		(773,993)
Exercised during the year
Balance at ending	509,545		451,495
Issuance of warrants upon the Capital Reorganization			1,225,488
Total [Member]
Schedule of Warrant Liabilities [Line Items]
Balance at beginning	1,839,808	12,449,145	12,449,145
Issued during the year				12,487,599
Change in fair value	236,547	48,850,117	47,796,528	(38,454)
Exercised during the year			(51,349,984)
Reclassified to equity upon Capital Reorganization			(12,049,646)
Balance at ending	$ 2,076,355	$ 61,299,262	1,839,808	$ 12,449,145
Issuance of warrants upon the Capital Reorganization			$ 4,993,765